Income Taxes (Unrecognized Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefit beginning of year	$ 979	$ 376	$ 251
Gross Decreases - tax positions in prior year	0	(177)	(34)
Reductions for tax positions as a result of a lapse of the applicable statute of limitations	(131)	0	0
Gross increases - tax positions in prior year	126	1,240	159
Unrecognized Tax Benefit end of year	848	979	376
Unrecognized Tax Benefits, Reduction Resulting from Discontinued Operations	$ (126)	$ (460)	$ 0